PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
PRINCIPAL SUBSIDIARIES
Schedule of principal subsidiaries

			Interests held
	Particulars	Interests	by non-
	of issued	held by the	controlling
Name of Company	capital	Company %	interests %	Principal activities
Sinopec Great Wall Energy & Chemical Company Limited	RMB 22,761	100.00	—	Coal chemical industry investment management, production and sale of coal chemical products
Sinopec Yangzi Petrochemical Company Limited	RMB 15,651	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Overseas Investment Holding Limited (“SOIH”)	USD 3,423	100.00	—	Investment holding of overseas business
Sinopec International Petroleum Exploration and Production Limited (“SIPL”)	RMB 8,250	100.00	—	Investment in exploration, production and sale of petroleum and natural gas
Sinopec Yizheng Chemical Fibre Limited Liability Company	RMB 4,000	100.00	—	Production and sale of polyester chips and polyester fibres
Sinopec Lubricant Company Limited	RMB 3,374	100.00	—	Production and sale of refined petroleum products, lubricant base oil, and petrochemical materials
China International United Petroleum and Chemical Company Limited	RMB 5,000	100.00	—	Trading of crude oil and petrochemical products
Sinopec Qingdao Petrochemical Company Limited	RMB 1,595	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Catalyst Company Limited	RMB 1,500	100.00	—	Production and sale of catalyst products
China Petrochemical International Company Limited	RMB 1,400	100.00	—	Trading of petrochemical products
Sinopec Chemical Sales Company Limited	RMB 1,000	100.00	—	Marketing and distribution of petrochemical products
Sinopec Hainan Refining and Chemical Company Limited	RMB 9,606	100.00	—	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Beihai Refining and Chemical Limited Liability Company	RMB 5,294	98.98	1.02	Import and processing of crude oil, production, storage and sale of petroleum products and petrochemical products
ZhongKe (Guangdong) Refinery & Petrochemical Company Limited	RMB 6,397	90.30	9.70	Crude oil processing and petroleum products manufacturing
Sinopec Qingdao Refining and Chemical Company Limited	RMB 5,000	85.00	15.00	Manufacturing of intermediate petrochemical products and petroleum products
Marketing Company	RMB 28,403	70.42	29.58	Marketing and distribution of refined petroleum products
Sinopec Kantons Holdings Limited (“Sinopec Kantons”)	HKD 248	60.33	39.67	Provision of crude oil jetty services and natural gas pipeline transmission services
Sinopec-SK (Wuhan) Petrochemical Company Limited (“Sinopec-SK”)	RMB 7,193	59.00	41.00	Production, sale, research and development of petrochemical products, ethylene and downstream byproducts
Gaoqiao Petrochemical	RMB 10,000	55.00	45.00	Manufacturing of intermediate petrochemical products and petroleum products
Sinopec Baling Petrochemical Co., Ltd. (“Baling Petrochemical”)	RMB 3,000	55.00	45.00	Crude oil processing and petroleum products manufacturing
Sinopec Shanghai Petrochemical Company Limited (“Shanghai Petrochemical”)	RMB 10,824	50.44	49.56	Manufacturing of synthetic fibres, resin and plastics, intermediate petrochemical products and petroleum products
Fujian Petrochemical Company Limited (“Fujian Petrochemical”) (i)	RMB 10,492	50.00	50.00	Manufacturing of plastics, intermediate petrochemical products and petroleum products

Note:

(i)	The Group consolidated the financial statements of the entity because it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Schedule of summarized consolidated balance sheet

					Shanghai						Gaoqiao
	Marketing Company		SIPL*		Petrochemical		Fujian Petrochemical		Sinopec Kantons		Petrochemical		Sinopec-SK
	December 31,		December 31,		December 31,		December 31,		December 31,		December 31,		December 31,
	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	159,599	190,697	22,759	25,677	20,932	15,766	1,464	1,901	4,761	5,436	16,253	23,991	6,791	5,781
Current liabilities	(193,315)	(212,593)	(1,430)	(9,468)	(15,796)	(13,998)	(142)	(169)	(196)	(209)	(8,668)	(10,162)	(8,122)	(8,488)
Net current (liabilities)/ assets	(33,716)	(21,896)	21,329	16,209	5,136	1,768	1,322	1,732	4,565	5,227	7,585	13,829	(1,331)	(2,707)
Non-current assets	326,437	326,095	8,954	12,869	25,988	25,370	13,208	10,215	8,195	7,902	21,308	15,602	20,650	20,251
Non-current liabilities	(59,604)	(57,215)	(17,823)	(11,892)	(747)	(783)	(700)	(707)	(170)	(232)	(10,679)	(5,385)	(7,512)	(7,806)
Net non-current assets/(liabilities)	266,833	268,880	(8,869)	977	25,241	24,587	12,508	9,508	8,025	7,670	10,629	10,217	13,138	12,445
Net assets	233,117	246,984	12,460	17,186	30,377	26,355	13,830	11,240	12,590	12,897	18,214	24,046	11,807	9,738
Attributable to owners of the Company	157,557	166,974	6,341	10,121	15,254	13,229	6,915	5,620	7,579	7,764	10,018	13,225	6,966	5,745
Attributable to non-controlling interests	75,560	80,010	6,119	7,065	15,123	13,126	6,915	5,620	5,011	5,133	8,196	10,821	4,841	3,993

Schedule of summarized consolidated statement of comprehensive income

	Marketing Company			SIPL*			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Gaoqiao Petrochemical				Sinopec-SK
Year ended December 31,	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	1,099,680	1,408,523	1,710,428	2,017	2,166	3,308	74,624	89,198	82,443	4,871	5,549	4,931	1,064	528	529	40,566	46,506	69,298	28,702	50,208	57,857
Net income/(loss) for the year	22,415	18,582	19,902	1,160	1,429	2,576	656	2,077	(2,842)	243	951	(1,925)	2,047	871	346	902	3,536	3,157	(920)	1,606	(1,101)
Total comprehensive income	21,149	18,439	22,418	(720)	1,045	6,438	645	2,218	(2,665)	243	951	(1,925)	1,814	677	734	1,342	3,677	3,161	(920)	1,606	(1,101)
Comprehensive income attributable to non-controlling interests	7,205	6,822	8,110	(287)	579	2,659	325	1,101	(1,318)	121	476	(962)	707	268	291	604	1,655	1,423	(377)	659	(451)
Dividends paid to non-controlling interests	2,766	7,064	3,453	316	—	—	649	541	548	150	64	333	175	164	169	1,759	256	984	—	—	397

Schedule of summarized statement of cash flows

	Marketing Company			SIPL*			Shanghai Petrochemical			Fujian Petrochemical			Sinopec Kantons			Gaoqiao Petrochemical			Sinopec-SK
Year ended December 31,	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Net cash generated from/(used in) operating activities	54,139	28,923	43,408	281	690	1,458	1,680	3,950	(7,459)	(244)	(292)	2	586	133	133	905	(1,577)	(1,247)	(363)	5,476	(1,538)
Net cash (used in)/ generated from investing activities	(40,010)	2,420	(23,490)	(2,659)	15	11,824	(3,888)	(2,359)	4,390	(649)	420	653	3,846	1,276	(1,153)	1,347	1,432	4,235	(2,340)	(1,789)	(1,556)
Net cash (used in)/ generated from financing activities	(12,402)	(31,081)	(15,984)	1,683	(1,172)	(1,369)	1,682	(3,393)	(1,169)	882	(142)	(682)	(1,250)	(1,066)	(434)	(4,257)	146	(2,986)	2,176	(653)	1,541
Net increase/(decrease) in cash and cash equivalents	1,727	262	3,934	(695)	(467)	11,913	(526)	(1,802)	(4,238)	(11)	(14)	(27)	3,182	343	(1,454)	(2,005)	1	2	(527)	3,034	(1,553)
Cash and cash equivalents as at January 1	6,901	8,642	8,999	8,833	7,699	7,068	7,450	6,916	5,112	79	68	54	117	3,182	3,432	2,006	—	1	1,593	1,066	4,100
Effect of foreign currency exchange rate changes	14	95	271	(439)	(164)	1,059	(8)	(2)	15	—	—	—	(117)	(93)	246	—	—	—	—	—	(3)
Cash and cash equivalents as at December 31	8,642	8,999	13,204	7,699	7,068	20,040	6,916	5,112	889	68	54	27	3,182	3,432	2,224	1	1	3	1,066	4,100	2,544

*The non-controlling interests of subsidiaries which the Group holds 100% of equity interests at the end of the year are the non-controlling interests of their subsidiaries.